Deposits, Receivables and Other Investments (Details 2) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits Receivables And Other Investments [Abstract]
Income taxes	₪ 1,258	₪ 1,298
Governmental institutions	936	6,362
Advance to suppliers		525
Prepaid expenses	1,818	3,510
Interest to receive	46	514
Other	3,164	1,135
Other receivables	₪ 7,222	₪ 13,344